Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Balances and Transactions
Schedule of balances due to related parties

	June 30,	December 31,
	2022	2021
Mr. Hengwei Chen and his affiliates *	$—	$902,141
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	794,232	806,556
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates	177,687	138,724
Total	$971,919	$1,847,421

*Mr. Hengwei Chen was the former general manager of Shangchi Automobile (formerly known as Suzhou E-Motors). The Company acquired 70% equity interest in Shangchi Automobile and issued 2,500,000 restricted shares of Tantech’s common stock the Henglong Chen in connection with the acquisition of Shangchi Automobile. As of December 31, 2021, the amount due to Mr. Hengwei Chen and his affiliates were $902,141. Mr. Hengwei is no longer considered as a related party and the amount due to Mr. Mr. Hengwei is recorded in the accured liabilities as of June 30, 2022 (See Note 13).